Other Long-Term Assets - Summary of Assets, Liabilities, Partners' Equity and Equity (Loss) Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Current assets	$ 7,167	$ 7,057
Current liabilities	7,435	8,651
Partners' equity	39,832	38,175	$ 36,945
Revenue	40,835	49,530	32,854
Net earnings	8,233	10,937	7,664
Depletion, depreciation and amortization	6,413	7,353	5,724
Interest and other financing expense	636	549	$ 711
North West Redwater Partnership
Disclosure of joint ventures [line items]
Partners' equity	(555)	(551)
Revenue	$ 335	317
Company's voting percent interest in joint venture	50.00%
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent	25.00%
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	$ 349	257
Non-current assets	10,508	10,729
Current liabilities	1,054	849
Non-current liabilities	10,913	11,239
Partners' equity	(1,110)	(1,102)
Revenue	1,527	1,267
Net earnings	(8)	22
Depletion, depreciation and amortization	387	245
Interest and other financing expense	$ 500	$ 422